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DIRECT DIAL NUMBER	E-MAIL ADDRESS
(212) 455-2812	RFENYES@STBLAW.COM

September 8, 2014

Re:                                  PRA Health Sciences, Inc.

Registration Statement on Form S-1

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C.  20549

Ladies and Gentlemen:

On behalf of PRA Health Sciences, Inc., a Delaware corporation, we hereby submit by direct electronic transmission for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-1 relating to PRA Health Sciences, Inc.’s proposed offering of its common stock.

The filing fee in the amount of $48,300.00 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account at U.S. Bank in St. Louis, Missouri on September 5, 2014, as required by Rule 111 of the Securities Act.

Please do not hesitate to contact me at (212) 455-2812 with any questions you may have regarding this filing.

Very truly yours,

/s/ Richard A. Fenyes
Richard A. Fenyes